Exhibit 99.2 Schedule 1

Client Name:
Client Project Name:	PRPM 2023-NQM3
Start - End Dates:	3/22/2022 - 11/1/2022
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	3

Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	Condition Sub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
113249	XXXXXX	NJ	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR101	Appraisal incomplete (missing map, layout, pages, etc)	No	Appraisal pages are cut off. Need complete pages for every page of appraisal.	4.12.2022- Client Response- Provided appraisal report- all pages4.12.2022- Clayton Response- Provided documentation satisfies exception	4.12.2022- Exception Satisfied	(No Data)	Not Applicable	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV below guideline requirements - 41.096

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score exceeds guidelines - 812

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves exceed guidelines - $242,309.95

113154	XXXXXX	CA	(No Data)	ATR/QM: Exempt	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	Compliance	Documentation	Satisfied	D	A	D	A	CMPDOC806	Notary Status is missing	No	Missing the Notary page of the Mortgage.	5.3.2022- Client Response- Provided notary documentation for deed5.3.2022- Clayton Response- Provided documentation satisfies exception	5.3.2022-Exception Satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified assets after closing $55,986.23 exceed guidelines

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Borrower credit score of 724 exceed guidelines

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower has been at current residence for 5 years

113203	XXXXXX	CA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  The Borrowers credit score is 714; Guideline minimum is 640.

CFCFS2860: Good credit history
- Clayton Comments:  The Borrower has had good credit history 0x30 for more than 24 months.

CFCFS2854: Significant time in profession
- Clayton Comments:  The Borrower has been XXX in the same profession for 2 years.

113187	XXXXXX	CA	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV is 43.90% and maximum is 80%

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Post closing reserves $63,306.31; required reserves $2164.10 x 6 = $12,985.60.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score is 814 and minimum required is 640

113261	XXXXXX	GA	(No Data)	ATR/QM: Exempt	D	A	A	A	D	A	A	A	D	A	A	A	D	A	A	A	Property Valuations	Appraisal	Satisfied	D	A	D	A	PRVAAPPR5355	Most recent FSD score outside of approved variance	No	AVM dated XXX with an estimated value of $XXX, and confidence score of 76. AVM FSD of 24, exceeded max of 10.	07/18/2022- XXX Desk Review received from XXX supporting appraisal value.	07/18/2022- Exception satisfied.	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines - Clayton Comments: Verified cash reserves $2680.75 or 2 months PITIA, guidelines required 0 months PITIA.